Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Apr. 02, 2011
Accrued Expenses and Other Current Liabilities [Line Items]
Professional services		$ 2,545	$ 1,115
Advance royalty		9,881	5,173
Inventory purchases		3,750	1,644
Sales tax payable		4,636	1,974
Unrealized loss on foreign exchange contracts		276	2,293
Advertising		2,038	655
Other		9,971	4,432
Accrued expenses and other current liabilities	$ 28,505	$ 33,097	$ 17,286